Taxation - Income tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income/(loss) before income tax expenses
Income /(loss) before income tax expenses, International entities	$ (14,358)	$ (1,826)
Income /(loss) before income tax expenses, PRC entities	1,574	(2,265)
Loss before income tax	(12,784)	(4,091)
Current income tax expenses, International entities	50	48
Current income tax expenses	50	48
Deferred income tax expenses/(benefit), International entities	10	52
Deferred income tax benefit	10	52
Income tax expenses/(benefit), International entities	60	100
Income tax expenses/(benefit)	$ 60	$ 100